Financial Instruments - Summary of Group's Remaining Contractual Maturity for its Financial Instrument Liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	$ 580	$ 174	$ 538
Other payables	1,796	745	295
Total non-derivatives	2,376	919	833
1 Year or Less [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	580	174	538
Other payables	1,796	745	295
Total non-derivatives	$ 2,376	$ 919	$ 833